Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefits	€ 7,629	€ 2,462	€ 1,462
Wages and salaries
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefits	2,897	1,467	1,124
Share-based payment
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefits	4,550	868	242
Social security
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefits	€ 182	€ 126	€ 96